Investments in Associates and Joint Ventures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	¥ 3,533	¥ 8,229	¥ 11,647	[1]
Associates and joint ventures [member]
Disclosure of associates and joint ventures [Line Items]
Dividends received or receivable from associates and joint ventures	4,517	4,432	6,558
Associates and joint ventures disposal [member]
Disclosure of associates and joint ventures [Line Items]
Investments in associates and joint ventures that were disposed of	1,687	119	207
Investments in associates and joint ventures that were disposed of, gain (loss)	(5)	238	7
Individually immaterial associates and joint ventures accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	2,468	2,207	8,996
Share of other comprehensive income accounted for using equity method	¥ 3,631	¥ 2,098	¥ 480

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).